Significant Accounting Policies - Segment Information (Details)	12 Months Ended
	Dec. 31, 2021 executive segment	Dec. 31, 2019 segment
Accounting Policies [Abstract]
Number of executives which compromise the CODM | executive	3
Number of operating segments	1	1
Number of reportable segments	1	1